SHORT-TERM DEBT AND LONG-TERM DEBT (Narrative - Short-term debt) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 30, 2015	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2016	Nov. 30, 2016
SHORT-TERM DEBT [Line Items]
Loan balance		$ 106,919		$ 37,202
Long-term Debt [Member]
SHORT-TERM DEBT [Line Items]
Fair Value Adjustment of Warrants	$ 6,656
Debt Instrument, Interest Rate, Effective Percentage	9.95%
Short term-loan agreement with the East West Bank, April 2015 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt			$ 15,437
Debt term			1 year
Short term-loan agreement with the East West Bank, December 2015 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt		$ 100,000
Interest rate (as a percent)		3.25%
Debt term		45 years
Short Term Loan Agreement With Bank Of Shangai November 2016 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt					$ 7,202
Debt Instrument Annual Interest Rate as Percentage of One Year Loan Interest Rate Quoted by People's Bank of China					141.50%
Short Term Loan Agreement with East West Bank December 2016 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt				$ 30,000
Debt Instrument, Description of Variable Rate Basis				one month LIBOR rate plus 1.2%